Investments Accounted for Using the Equity Method - Narrative (Details) - JPY (¥)		12 Months Ended
	Apr. 01, 2016	Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Equity method investment - impairment losses		¥ 36,049,000,000	¥ 68,546,000,000
Share of impairment losses		14,793,000,000	30,070,000,000
Dividends received from equity method investments		¥ 0	¥ 0
Teva Takeda Pharma Ltd.
Disclosure of associates [line items]
Ownership percentage	49.00%	49.00%
Book value of disposed business	¥ 3,755,000,000
Deferred gain, term of recognition	15 years